Share-based payments - Stock options (Details) - CAD ($)	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024
Share-based payments
Share-based compensation expense	$ 11,787	$ 46,270	$ 44,214	$ 192,622
Minimum
Share-based payments
Exercise price			$ 1,384.69
Expiration period			5 years
Maximum
Share-based payments
Exercise price			$ 21,991.5
Expiration period			10 years